Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Cash and Cash Equivalents

	December 31, 2020	December 31, 2019
Cash on hand	5	6
Cash at banks, including
- in Russian rubles	849	1,715
- in U.S. dollars	358	1,081
- in euro	415	640
- in other currencies	144	160

Total cash and cash equivalents	1,771	3,602
Less allowance for expected credit losses	(65)	(93)

Total cash and cash equivalents, net	1,706	3,509

Reconciliation Between the Changes in Liabilities Arising from Financing Activities
Reconciliation between the changes in liabilities arising from financing activities including both changes arising from cash flows and non-cash
changes:

	Loans and borrowings	Lease liabilities	Deferred payments for acquisition of assets	Effect of sale and leaseback transactions	Put option of Gazprombank	Other current financial liabilities	Deferred consideration paid for the acquisition of subsidiaries in prior periods
At December 31, 2017	439,893	9,354	1,680	—	40,260	734	4,010
Cash flows	(52,951)	(3,892)	(629)	—	—	(442)	(3,968)
Foreign exchange movement	24,167	83	—	—	—	—	339
Changes in fair value	—	—	—	—	—	(292)	—
Other changes, including interest	7,723	2,748	379	—	3,796	—	—

At December 31, 2018	418,832	8,293	1,430	—	44,056	—	381
Cash flows	(42,831)	(3,488)	(341)	234	—	—	(361)
Foreign exchange movement	(17,636)	(38)	—	—	—	—	(20)
Other changes, including interest	30,157	12,588	62	14	4,145	—	—

At December 31, 2019	388,522	17,355	1,151	248	48,201	—	—
Cash flows	(121,363)	(3,541)	(508)	278	—	—	—
Foreign exchange movement	34,053	60	—	—	—	—	—
Non-cash offset (Note 10.2)	—	(1,490)	—	1,490	—	—	—
Gain on sale of the discontinued operations	(8,031)	(1,448)	(443)	—	(49,418)	—	—
Other changes, including interest	23,856	557	(88)	183	1,217	—	—

At December 31, 2020	317,037	11,493	112	2,199	—	—	—